Short-Term Borrowed Funds - Summary of Short-Term Borrowed Funds (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 626,000	$ 1,190,000
Short-term borrowed funds, weighted average rates at year end	0.89%	1.49%
Short-term borrowed funds, average balance during year	$ 906,000	$ 1,640,000
Short-term borrowed funds, weighted average rate during year	1.62%	1.00%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, average balance during year	$ 2,000	$ 2,000
Short-term borrowed funds, weighted average rate during year	3.04%	2.92%
Master Notes and Other Short Term Borrowing [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 626,000	$ 1,190,000
Short-term borrowed funds, weighted average rates at year end	0.89%	1.49%
Short-term borrowed funds, average balance during year	$ 904,000	$ 1,638,000
Short-term borrowed funds, weighted average rate during year	1.61%	1.00%
Short-term borrowed funds, maximum month-end balance	$ 1,486,000	$ 2,006,000